Income Taxes -Income taxes (net of refunds) paid exceeded 5 percent (Details) $ in Thousands	12 Months Ended
Jan. 31, 2026 USD ($)
Income Taxes
Canada federal	$ 14,626
Canada provincial	9,750
Foreign	32,872
Total	50,419
Ontario
Income Taxes
Canada provincial	11,177
United States
Income Taxes
Foreign	17,990
United Kingdom
Income Taxes
Foreign	$ 6,626